INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Intangible assets with indefinite lives:
Domain name	1,222	2,024
Intangible assets with finite lives:
Patents	63,130	92,165
Less: accumulated amortization	(630)	(8,436)
Intangible assets, net	63,722	85,753

During 2018, the Group purchased patents from Physical Enterprises Inc. ("PEI") for a total cash consideration of RMB51,470. The Group acquired the patents for the purpose of facilitating their new product development.

During the year ended December 31, 2019, the Group exchanged its convertible bond and short-term loan to one of its investee and acquired certain patents to facilitate its new product development. Refer to Note 4(c).

Amortization expenses for the intangible assets for the years ended December 31, 2017, 2018 and 2019, were RMB175,  RMB443 and RMB7,806, respectively. Future amortization expense relating to the existing intangible assets amounted to RMB9,304 per year for each of the next five years and thereafter.